BLACKROCK FUNDSSM

BOND PORTFOLIOS/INVESTOR CLASSES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK CORE BOND TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on pages 34-35 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1992. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

BLACKROCK CORE PLUS TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on pages 43-44 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio co-managers since the fund’s inception.

Past Performance of Institutional Accounts

The section “Past Performance of Institutional Accounts” on pages 44-45 has been deleted in its entirety.

BLACKROCK GOVERNMENT INCOME PORTFOLIO

Fund Management

The section “Fund Management” on page 53 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Andrew Phillips has been a member of the team managing the fund since 1995 and Eric Pellicciaro since 1999. Andrew Phillips has been a portfolio co-manager since 1999 and Eric Pellicciaro since April 2004.

BLACKROCK GNMA PORTFOLIO

Fund Management

The section “Fund Management” on page 60 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Andrew Phillips has been a member of the team managing the fund since 1998 and Eric Pellicciaro since 1999. Andrew Phillips has been a portfolio co-manager since 1999 and Eric Pellicciaro since April 2004.

BLACKROCK MANAGED INCOME PORTFOLIO

Fund Management

The section “Fund Management” on page 69 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1995. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

This Supplement is dated April 20, 2004.

BLACKROCK FUNDSSM

BOND PORTFOLIOS/SERVICE CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK CORE BOND TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on page 29 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1992. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

BLACKROCK CORE PLUS TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on pages 36-37 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio co-managers since the fund’s inception.

Past Perfomance of Institutional Accounts

The section “Past Performance of Institutional Accounts” on pages 37-38 has been deleted in its entirety.

BLACKROCK GNMA PORTFOLIO

Fund Management

The section “Fund Management” on page 45 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Andrew Phillips has been a member of the team managing the fund since 1998 and Eric Pellicciaro since 1999. Andrew Phillips has been a portfolio co-manager since 1999 and Eric Pellicciaro since April 2004.

BLACKROCK MANAGED INCOME PORTFOLIO

Fund Management

The section “Fund Management” on page 52 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1995. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

This Supplement is dated April 20, 2004.

BLACKROCK FUNDSSM

BOND PORTFOLIOS/INSTITUTIONAL CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK CORE BOND TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on page 26 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1992. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

BLACKROCK CORE PLUS TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on page 33 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio co-managers since the fund’s inception.

Past Performance of Institutional Accounts

The section “Past Performance of Institutional Accounts” on pages 34-35 has been deleted in its entirety.

BLACKROCK GNMA PORTFOLIO

Fund Management

The section “Fund Management” on page 42 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Andrew Phillips has been a member of the team managing the fund since 1998 and Eric Pellicciaro since 1999. Andrew Phillips has been a portfolio co-manager since 1999 and Eric Pellicciaro since April 2004.

BLACKROCK MANAGED INCOME PORTFOLIO

Fund Management

The section “Fund Management” on page 49 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1995. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

This Supplement is dated April 20, 2004.

BLACKROCK FUNDSSM

BOND PORTFOLIOS/BLACKROCK CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2004

BLACKROCK CORE BOND TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on page 22 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been members of the team managing the fund since 1992. Keith Anderson has been a portfolio co-manager since 1997 and Scott Amero since 1999.

BLACKROCK CORE PLUS TOTAL RETURN PORTFOLIO

Fund Management

The section “Fund Management” on page 30 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, and Scott Amero, Managing Director of BFM since 1990. Keith Anderson and Scott Amero have been portfolio co-managers since the fund’s inception.

Past Performance of Institutional Accounts

The section “Past Performance of Institutional Accounts” on pages 30-31 has been deleted in its entirety.

BLACKROCK GOVERNMENT INCOME PORTFOLIO

Fund Management

The section “Fund Management” on page 38 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Andrew Phillips has been a member of the team managing the fund since 1995 and Eric Pellicciaro since 1999. Andrew Phillips has been a portfolio co-manager since 1999 and Eric Pellicciaro since April 2004.

BLACKROCK GNMA PORTFOLIO

Fund Management

The section “Fund Management” on page 45 has been amended in its entirety as follows:

The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Phillips, Managing Director of BFM since 1999, and Eric Pellicciaro, Director of BFM since 2003. Andrew Phillips has been a member of the team managing the fund since 1998 and Eric Pellicciaro since 1999. Andrew Phillips has been a portfolio co-manager since 1999 and Eric Pellicciaro since April 2004.

This Supplement is dated April 20, 2004.

BLACKROCK FUNDSSM

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 28, 2004

Purchase and Redemption Information

The section “Purchase and Redemption Information – Investor Shares – Dealer Reallowances – Enhanced Income and Ultrashort Municipal Portfolios” on page 118 has been amended in its entirety as follows:

ENHANCED INCOME AND ULTRASHORT MUNICIPAL PORTFOLIOS:
Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $50,000	2.50%
$50,000 but less than $100,000	2.25
$100,000 but less than $250,000	2.00
$250,000 but less than $500,000	1.25
$500,000 but less than $1,000,000	0.75
$1 million but less than $3 million	0.15
$3 million but less than $15 million	0.10
$15 million and above	0.05

*	The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

This Supplement is dated April 20, 2004.